Trade payables and other liabilities - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade and other liabilities [line items]
Total trade payables and other liabilities	€ 15,136	€ 14,367
Deferred consideration	196	164
Balance for deferred contingent consideration	180	140
Maximum possible total payment	635
Discounts due to customers
Disclosure of trade and other liabilities [line items]
Total trade payables and other liabilities	€ 1,878	€ 1,770